Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about compensation and benefits given to interested parties and related parties
	For the year ended December 31
	2023	2022
	USD in thousands	USD in thousands
Compensation and benefits which were given to related parties:

Payroll and related expenses to interested parties employed in the Company	749	604

Granting of options to interested parties employed in the Company	818	1717

Number of people to whom the benefit applies	1	1

Compensation for directors who are not employed in the Company	552	619

Number of people to whom the benefit applies	8	7

Granting of options to directors who are not employed in the Company	216	514

Number of people to whom the benefit applies	1	1

Disclosure of detailed information about progressive salary program approved
Relevant year	Updated base salary (NIS)	Number of annual bonus salaries subject to the fulfillment of targets which will be determined according to the Company’s compensation policy*
2021 (effective beginning from the date of the meeting’s approval)	86,600** (approximately USD 26,800)	6
2021 - Additional special compensation in respect of the closing of the Clēnera transaction - USA	150,000 (approximately USD 46,500)	Non-recurring
2022	95,000 (approximately USD 28,300)	8
2023	105,000 (approximately USD 29,800)	9

* The bonus amount may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.

** Represents the average salary for 2021.